Property and Equipment - Satellites (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) satellite	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property and equipment
Carrying amount	$ 2,294,726,000	$ 2,265,402,000
Reduction of capital lease obligation for AMC-15 and AMC-16 satellites	$ 0	4,500,000	$ 0
Satellites
Property and equipment
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator | satellite	17
Number of satellites utilized under capital lease | satellite	3
Number of satellites utilized under operating lease | satellite	1
SPACEWAY 3
Property and equipment
Depreciable life	12 years
EchoStar XVII
Property and equipment
Depreciable life	15 years
EchoStar III
Property and equipment
Depreciable life	12 years
EchoStar VI
Property and equipment
Depreciable life	12 years
EchoStar VII
Property and equipment
Depreciable life	3 years
EchoStar VIII
Property and equipment
Depreciable life	12 years
EchoStar IX
Property and equipment
Depreciable life	12 years
EchoStar X
Property and equipment
Depreciable life	7 years
EchoStar XI
Property and equipment
Depreciable life	9 years
EchoStar XII
Property and equipment
Depreciable life	2 years
EchoStar XIV
Property and equipment
Depreciable life	11 years
EchoStar XVI
Property and equipment
Depreciable life	15 years
Nimiq 5
Property and equipment
Depreciable life	15 years
QuetzSat-1
Property and equipment
Depreciable life	10 years
Eutelsat 65 West A
Property and equipment
Depreciable life	15 years
AMC - 16
Property and equipment
Lease, amended agreement term	1 year
Carrying amount	$ 0
Reduction of capital lease obligation for AMC-15 and AMC-16 satellites	$ 0	$ 4,500,000	$ 0